INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Enterprise tax rate	20.00%
Federal statutory rate	25.00%
Deferred tax asset	$ 6,010	$ 8,857
Deferred tax liability	13,611	26,405
Valuation allowance	258,678	240,065
Tower [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	1,300,000
Jazz [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, annual utilization amount	2,100
Jazz [Member] | Domestic [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	36,000
Jazz [Member] | State [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	123,900
TJP [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	$ 9,000